Restructuring and Other Related Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (39)	$ 8	$ 2,473	$ 21	$ 6,921	$ 15,162	$ 21,230
Cost of Goods and Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(33)	(16)	1,557	(17)	6,332	9,465	9,095
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (6)	$ 24	$ 916	$ 38	$ 589	$ 5,697	$ 12,135